Accounts Payables And Accrued Liabilities - Disclosure of Accounts Payables And Accrued Liabilities (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Payables and Accrued Liabilities [Abstract]
Accounts payable	$ 5,077,613	$ 1,173,048	$ 160,626
Accrued liabilities	3,031,548	698,680	71,680
Accounts payables and accrued liabilities	$ 8,109,161	$ 1,871,728	$ 232,306